Schedule of Investments
March 31, 2026
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.93%(a)
	% of Net Assets 03/31/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/26	Value 03/31/26
Alternative Funds–4.99%
Invesco Dynamic Credit Opportunity Fund, Class R6	0.55%	$1,993,353	$50,484	$—	$(65,684)	$—	$50,499	197,224	$1,978,153
Invesco Global Real Estate Income Fund, Class R6	—	7,176,533	—	(7,797,089)	(484,985)	1,105,541	—	—	—
Invesco Managed Futures Strategy ETF	4.44%	14,406,215	109,096	—	1,507,652	—	—	315,729	16,022,963
Total Alternative Funds		23,576,101	159,580	(7,797,089)	956,983	1,105,541	50,499		18,001,116
Domestic Equity Funds–11.57%
Invesco Discovery Mid Cap Growth Fund, Class R6	0.41%	6,282,809	—	(5,358,558)	(1,254,807)	1,807,001	—	41,357	1,476,445
Invesco Main Street Small Cap Fund, Class R6	1.05%	6,065,753	—	(2,413,807)	(105,499)	226,691	—	168,896	3,773,138
Invesco NASDAQ 100 ETF(b)	2.42%	13,386,550	—	(3,968,184)	(1,478,657)	795,915	12,047	36,763	8,735,624
Invesco Russell 1000® Dynamic Multifactor ETF	3.23%	11,071,743	801,730	—	(212,718)	—	28,320	193,958	11,660,755
Invesco S&P 500 Revenue ETF	4.05%	12,284,591	2,435,418	(76,511)	(61,089)	11,621	54,147	127,004	14,594,030
Invesco Value Opportunities Fund, Class R6	0.41%	5,016,245	—	(4,028,502)	(571,535)	1,048,191	—	57,608	1,464,399
Total Domestic Equity Funds		54,107,691	3,237,148	(15,845,562)	(3,684,305)	3,889,419	94,514		41,704,391
Fixed Income Funds–72.65%
Invesco Core Bond Fund, Class R6	19.44%	121,839,958	1,413,743	(52,671,976)	(1,801,511)	1,293,826	1,062,559	12,424,475	70,074,040
Invesco Core Plus Bond Fund, Class R6	10.25%	64,960,255	598,179	(28,368,307)	6,294,041	(6,535,387)	598,178	4,007,460	36,948,781
Invesco Emerging Markets Sovereign Debt ETF	3.60%	4,962,306	8,647,695	—	(627,066)	—	151,460	621,193	12,982,935
Invesco Equal Weight 0-30 Year Treasury ETF	15.02%	14,463,392	41,471,368	(501,707)	(1,193,330)	(85,181)	365,430	1,985,159	54,154,542
Invesco Floating Rate ESG Fund, Class R6	4.31%	13,233,580	2,898,786	(248,982)	(316,780)	(17,192)	275,184	2,468,161	15,549,412
Invesco High Yield Fund, Class R6	6.18%	19,634,049	3,405,209	(284,154)	(497,769)	—	352,135	6,377,460	22,257,335
Invesco Short Term Treasury ETF	8.60%	—	31,636,605	(573,199)	(70,469)	(1,452)	184,666	293,619	30,991,485
Invesco Variable Rate Investment Grade ETF	5.25%	20,873,863	—	(1,922,429)	(76,981)	30,852	228,767	755,155	18,905,305
Total Fixed Income Funds		259,967,403	90,071,585	(84,570,754)	1,710,135	(5,314,534)	3,218,379		261,863,835
International and Global Equity Funds–9.97%
Invesco Developing Markets Fund, Class R6	1.29%	2,513,427	2,628,276	(416,807)	50,800	(129,676)	—	132,668	4,646,020
Invesco Global Fund, Class R6	3.08%	7,826,800	4,518,942	(259,669)	(955,565)	(30,221)	—	136,804	11,100,287
Invesco International Developed Dynamic Multifactor ETF	1.90%	3,223,338	4,058,720	(411,060)	(115,896)	86,573	64,196	216,235	6,841,675
Invesco International Growth Fund, Class R6	0.00%	1,498,157	—	(1,508,228)	344,284	(334,202)	—	0	11
Invesco International Small-Mid Company Fund, Class R6	1.93%	4,346,003	3,268,100	(341,432)	(272,805)	(61,765)	—	205,148	6,938,101
Invesco RAFI Developed Markets ex-U.S. ETF	1.77%	3,537,922	3,997,708	(1,254,014)	(396,512)	508,509	44,758	91,468	6,393,613
Total International and Global Equity Funds		22,945,647	18,471,746	(4,191,210)	(1,345,694)	39,218	108,954		35,919,707
Money Market Funds–0.75%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)	0.26%	756,454	5,643,231	(5,452,363)	—	—	4,860	947,322	947,322
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)	0.49%	1,402,813	10,480,287	(10,125,817)	—	—	8,936	1,757,283	1,757,283
Total Money Market Funds		2,159,267	16,123,518	(15,578,180)	—	—	13,796		2,704,605
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $354,509,295)	99.93%	362,756,109	128,063,577	(127,982,795)	(2,362,881)	(280,356)	3,486,142		360,193,654

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.13%
Invesco Private Government Fund, 3.63%(c)(d)	0.04%	65,782	11,695,948	(11,630,589)	—	—	4,677 (e)	131,141	131,141
Invesco Private Prime Fund, 3.80%(c)(d)	0.09%	168,878	30,045,619	(29,876,325)	—	(2,225)	12,614 (e)	335,913	335,947
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $467,088)	0.13%	234,660	41,741,567	(41,506,914)	—	(2,225)	17,291		467,088
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $354,976,383)	100.06%	$362,990,769	$169,805,144	$(169,489,709)	$(2,362,881)	$(282,581)	$3,503,433		$360,660,742
OTHER ASSETS LESS LIABILITIES	(0.06)%								(224,444)
NET ASSETS	100.00%								$360,436,298
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2026.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$357,489,049	$—	$—	$357,489,049
Money Market Funds	2,704,605	467,088	—	3,171,693
Total Investments	$360,193,654	$467,088	$—	$360,660,742
Invesco Select Risk: Conservative Investor Fund